JPMorgan Global Allocation Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Global Allocation Fund	Oct. 31, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,772
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,471
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,162
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,309
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 866